Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying combined and consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for information pursuant to the rules and regulations of the U.S. Securities Exchange Commission (“SEC”).

Principles of consolidation

For the purpose of preparing this set of combined and consolidated financial statements, the combined and consolidated balance sheet of the Company as at June 30, 2025 and December 31, 2024, the combined and consolidated statements of operations and comprehensive income, combined and consolidated statement of changes in shareholders’ equity and combined and consolidated statements of cash flows of the Company for the six months ended June 30, 2025 and 2024 have been prepared on a combined and consolidated basis and include the financial information of the Company as if the current group structure had been in existence throughout the financial years or from the date the entities are under common control, if later, in accordance with ASC 805-50, Business Combinations — Related Issues (Common Control Transactions). Accordingly, the assets, liabilities, and results of operations of the entities under common control have been combined, and prior periods have been retrospectively adjusted to reflect the reorganization.

The preparation of combined and consolidated financial statements in conformity with U.S. GAAP requires management to exercise judgement in the process of applying the Company’s accounting policies and requires the use of accounting estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the end of the reporting periods, and the reported amounts of revenue and expenses throughout the financial years. Although these estimates are based on management’s best knowledge of historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances, actual results may ultimately differ from those estimates.

The estimates and underlying assumptions are reviewed on an on-going basis. Revisions to accounting estimates are recognized in the financial years in which the estimate is revised if the revision affects only that financial year or in the financial year of the revision and future financial years if the revision affects both current and future financial years.

Use of estimates and assumptions

The preparation of combined and consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the combined and consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, the Company’s management reviews these estimates based on information that is currently available. Changes in facts and circumstances may cause the Company to revise its estimates. Significant accounting estimates reflected in the Company’s combined and consolidated financial statements mainly include provision for expected credit losses on account receivables and other receivables, revenue recognition, and uncertain tax position.

Functional currency and foreign currency translation

The Company uses United States dollar (“US$”) as its reporting currency. The functional currency of the Company is New Taiwan Dollars (“NTD”).

Monetary assets and liabilities denominated in currencies other than the functional currency are remeasured into the functional currency at the prevailing rates of exchange at the balance sheet date. Non-monetary assets and liabilities are remeasured into the functional currency at historical rates. Transactions denominated in other currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates.

Translation gains and losses are recognized as foreign exchange gain or loss, net in the statement of operations and comprehensive income.

Assets and liabilities of the Company are translated into US$ at financial year-end exchange rates. Equity accounts other than earnings generated in current period are translated into US$ at the appropriate historical rates. Income and expense items are translated at average exchange rates during the financial year. Translation adjustments arising from these are reported as accumulated other comprehensive income/(loss) in the statements of changes in shareholders’ equity.

The corresponding exchange rates used to translate NTD to US$ are as follows:

	June 30, 2024	Dec 31, 2024	Jun 30, 2025
Year-end spot rate	0.0317	0.0305	0.0339
Annual average rate	0.0321	0.0312	0.0319

Related parties

The Company adopted Accounting Standards Codification (“ASC”) 850, Relate Party Disclosures, for the identification of related parties and disclosure of related party transactions.

A related party is generally defined as (i) any person and/or their immediate family holding 10% or more of the Company’s securities, (ii) the Company’s management and/or their immediate family, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operational decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s length transactions unless such representations can be substantiated.

Fair value measurements

The established fair value hierarchy as defined by U.S. GAAP requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of inputs that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1 —	Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

Level 2 —	Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

Level 3 —	Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company’s financial instruments include cash and cash equivalents, account receivables, financial assets included in prepayments and other receivables, amount due from a related party, account payables, financial liabilities included in accruals and other payables, bank borrowings, and amount due to a related party. The carrying amount of these instruments approximates to their fair value largely due to the short-maturities.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and cash at bank that are unrestricted as to withdrawal or use. The Company has not experienced any losses in such accounts and do not anticipate any exposure to significant risks.

Account receivables

Accounts receivables are stated at amortized cost, net of an allowance for credit losses. The allowance is estimated using the Current Expected Credit Loss model, which requires the Company to forecast expected credit losses over the lifetime of the receivables. The estimate considers historical loss experience, current economic conditions, reasonable and supportable forecasts, aging of receivable balances, and customer-specific risk factors (e.g., financial health, payment trends). Adjustments are made when objective evidence indicates a probable loss that can be reasonably estimated.

Inventories

Inventories are stated at the lower of cost and net realizable value. Cost is determined using first-in-first-out method. The cost of inventories comprises the cost of finished goods and an appropriate proportion of overheads. Net realizable value is based on estimated selling prices less any estimated costs to be incurred to completion and disposal.

Net realizable value write-downs are normally determined on an individual item basis. However, in some cases it may be appropriate to group together similar products.

Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. Following initial recognition, intangible assets are carried at cost less any accumulated amortisation and accumulated impairment losses.

Amortisation of intangible assets is calculated on a straight-line basis over the estimated useful life of each asset as follows:

Trademark	20 years

Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimate.

An intangible asset is derecognized upon disposal (i.e., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising upon derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the unaudited combined and consolidated statement of operations.

Deferred IPO costs

The Company complies with the requirement of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — Expenses of Offering. Deferred offering costs consist of underwriting, legal, and other expenses incurred through the balance sheet date that are directly related to the intended IPO. Deferred offering costs will be charged to shareholders’ equity upon the completion of the IPO. Should the IPO prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations. As of December 31, 2024 and June 30, 2025 the Company capitalized approximately US$150,151 and US$533,184 of deferred offering costs, respectively.

Account payables, and accruals and other payables

Account payables, and accruals and other payables are initially measured at fair value and, after initial recognition, at amortized cost, except for short term payable with no stated interest rate and the effect of discounting being immaterial that are measured at their original invoice amount.

Borrowing costs

Borrowing costs are recognized as an expense in the period in which they are incurred.

Bank borrowings

Borrowings are presented as current liabilities unless the Company has an unconditional right to defer settlement for at least 12 months after the end of the reporting date, in which case they are presented as non-current liabilities.

Borrowings are initially recorded at fair value, net of transaction costs and subsequently carried at amortized costs using the effective interest method. Any difference between the proceeds (net of transaction costs) and the redemption value is recognized in profit or loss over the period of the borrowings using the effective interest method. Borrowings which are due to be settled within 12 months after the end of the reporting date are included in current borrowings in the balance sheet even though the original term was for a period longer than 12 months and an agreement to refinance, or to reschedule payments, on a long-term basis is completed after the end of the reporting date and before the combined and consolidated financial statements are authorized for issue.

Revenue recognition

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606), which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The Company adopted ASU No. 2014-09 and its related amendments (collectively, known as ASC 606, Revenue from Contracts with Customers) upon incorporation. Adoption of ASC 606 did not impact the timing of revenue recognition in the Company’s combined and consolidated financial statements for the prior annual periods.

The Company generated its revenue from trading of whisky products. Revenue is recognized when control of the promised goods is transferred to a customer for an amount that reflects the consideration that the Company expects to receive in exchange for those goods. Typically, control is transferred to a customer in accordance with the applicable incoterms used for delivery, as specified in the sales contract. The specific incoterm used in each transaction determines the point at which the risks and rewards of ownership transfer from the Company to a customer, thereby triggering the recognition of revenue. The Company recognizes revenue as the principal in the transaction in accordance with ASC 606, due to the Company’s ownership and control over the inventory throughout the entire process.

The Company applies the following five steps in order to determine the appropriate amount of revenue to be recognized as it fulfills its obligations under each of its arrangements:

●	Identify the contract with a customer,

●	Identify the performance obligations in the contract,

●	Determine the transaction price,

●	Allocate the transaction price to performance obligations in the contract, and

●	Recognize revenue as performance obligation is satisfied.

Under ASC 606, the Company estimates the transaction price, including variable consideration, at the commencement of the contract and recognizes revenue at the point of time as a principal when control of the goods is transferred to the customer, rather than when fees become fixed or determinable. The Company evaluates whether it acts as a principal or an agent based on the following criteria:

●	Control: The Company must have the primary responsibility for fulfilling the contracts, which includes managing inventory, determining pricing, and delivering the product.

●	Inventory Risk: The Company assumes inventory risk, meaning it may bear the risk of loss for the goods held in inventory before they are transferred to the customer.

●	Customer Relationship: The Company maintains the customer relationship and is responsible for providing customer service and support.

●	Profit Margin: The Company earns a profit margin that reflects the risks and rewards associated with being the principal.

The Company will regularly assess its contracts with customers to determine the appropriate treatment for revenue under ASC 606.

Cost of revenue

The cost of revenue consists primarily of procurement of whisky products held for sale, as well as direct costs associated with the procurement, such as import and export charges, and processing charges.

General and administrative expenses

General and administrative expenses consist primarily of staff costs (including salaries, messing, etc.), expenses related to trademark, rental expenses, as well as professional fees incurred in daily operations.

Sales and distribution expenses

Sales and distribution expenses consist primarily of basic salaries and employee benefits of sales personnel not directly attributable to the generation of revenue and expenses incurred to various warehouses.

Leases

The Company adopted ASC 842, Leases upon incorporation, using the modified retrospective transition method through a cumulative-effect adjustment in the period of adoption rather than retrospectively adjusting prior periods and the package of practical expedient. The Company categorized leases with contractual terms longer than twelve months as either operating or finance lease.

ROU assets represent the Company’s rights to use underlying assets for the lease terms and lease liabilities represent the Company’s obligation to make lease payments arising from the leases. Operating lease ROU assets and lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term, reduced by lease incentives received, plus any initial direct costs, if any, using the discount rate for the lease at the commencement date. If the implicit rate in lease is not readily determinable for the Company’s operating leases, the Company generally uses the incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term. Lease payments may be fixed or variable; however, only fixed payments or in-substance fixed payments are included in the lease liability calculation. Variable lease payments, if any, are recognized in operating expenses in the period in which the obligation for those payments is incurred.

For operating leases, lease expense is recognized on a straight-line basis over the lease term. For finance leases, lease expense is recognized as amortization on a straight-line basis over the lease term and interest using the effective interest method.

Any lease with a term of 12 months or less is considered short-term. As permitted by ASC 842, short-term leases are excluded from the ROU assets and lease liabilities on the balance sheets. Consistent with all other operating leases, short-term lease expense is recorded on a straight-line basis over the lease term.

Income taxes

The Company follows the liability method of accounting for income taxes in accordance with ASC 740, Income Taxes. The Company accounts for income taxes in accordance with the laws and regulations of the relevant tax authorities. The charge for taxation is based on the results for the fiscal year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from the differences between the carrying amount of assets and liabilities in the combined financial statements and the corresponding tax bases used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated suing tax rates that are expected to apply to the period when the asset is realized, or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% probability of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

Segment

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making Company, in deciding how to allocate resources and in assessing performance. The Company utilizes the “management approach” to identify its reportable operating segments.

The management approach considers the internal organizational structure and reporting mechanisms employed by the Company’s CODM for operational decision-makings and performance evaluation. The Company’s chief executive officer is designated as the Company’s CODM, who reviews and evaluates the consolidated results to determine resource allocation and assess the Company’s overall performance. After a thorough analysis, the Company has concluded that it operates within only one reportable operating segment.

The Company’s CODM has been identified as the Chief Executive Director who reviews the results of operations when making decisions about allocating resources and assessing the performance of the Company. For management’s purpose, the Company operates in one business unit based on the products sold, and its sole operating segment is the trading and wholesale of whisky products. The CODM monitors the revenue, results, assets and liabilities of its business unit as a whole and regularly reviews its operating results to make decisions about resource allocation. Accordingly, no analysis of segment information other than entity-wide information is presented.

The Company’s long lived assets are all located in Taiwan and substantially all monitoring and control activities of its operations are conducted in Taiwan. Therefore, no geographic information is presented.

The significant segment expenses are consistent with those reported on the combined and consolidated financial statements of operations and comprehensive income and include cost of revenue, sales and distribution expenses and general and administrative expenses. For significant segment expenses incurred during the six months ended June 30, 2025, and 2024, refer to Combined And Consolidated Financial Statements of Operations and Comprehensive Income.

Earnings per share

Basic earnings per share is computed by dividing net income attributable to the holders of Class A ordinary shares by the weighted average number of Class A ordinary shares outstanding during the period presented,

Class B ordinary shares are excluded from the calculation as they represent non-participating shares with no claim on profits or distributions.

Diluted earnings per share is calculated by dividing net income attributable to the holders of Class A ordinary shares as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of Class A ordinary shares and dilutive ordinary share equivalents outstanding during the period.

Comprehensive income

Comprehensive income consists of two components, net income and other comprehensive income/(loss). Other comprehensive income/(loss) refers to income, expenses, gains /(losses) that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive income/(loss) consists of foreign currency translation adjustments resulting from the Company not using USD as its functional currency.

Concentration of risks

Concentration of credit risk

Financial instruments that potentially expose the Company to concentration of credit risk consist primarily of account receivables. The Company conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Company evaluates its collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts. The Company conducts periodic reviews of financial conditions and payment practices of its customers to minimize collection risk on account receivables.

Concentration of customers

The Company has the following customers accounted for 10% or more of sales for the six months ended June 30, 2024 and 2025:

	For the six months ended June 30,
	2024		2025
Customer A	66.52%		— #
Customer B	19.67%		— #
Customer C	—	*	26.01%
Customer D	—	*	24.24%
Customer E	—	*	10.49%

*	Less than 10% of the sales for the six months ended June 30, 2024.
#	Less than 10% of the sales for the six months ended June 30, 2025.

The Company has the following customers accounted for 10% or more of account receivables as of December 31, 2024 and June 30, 2025:

	As of December 31, 2024	As of June 30, 2025
Customer A	34.92%	— #
Customer B	14.74%	11.83%
Customer C	14.51%	— #
Customer D	10.21%	— #
Customer E	— *	40.20%
Customer F	— *	16.22%
Customer G	— *	11.33%

*	Less than 10% of the account receivables as of December 31, 2024.
#	Less than 10% of the account receivables as of June 30, 2025.

Concentration of suppliers

The Company has the following suppliers accounted for 10% or more of purchases for the six months ended June 30, 2024 and 2025:

	For the six months ended June 30,
	2024	2025
Supplier A	50.15%	—	#
Supplier B	25.48%	—	#
Supplier C	14.39%	71.62%

#	Less than 10% of the purchases for the six months ended June 30, 2025.

The Company has the following suppliers accounted for 10% or more of account payables as of December 31, 2024 and June 30, 2025:

	As of December 31, 2024	As of June 30, 2025
Supplier A	57.22%	26.00%
Supplier B	42.77%	19.43%
Supplier C	— *	48.99%

*	Less than 10% of the account payables as of December 31, 2024.